Parent company only condensed financial information (Tables)	12 Months Ended
Dec. 31, 2015
Parent company only condensed financial information
Condensed Balance Sheet

Condensed Balance Sheets

	As of December 31,
	2014	2015
	RMB	RMB	US$
			Note 2(f)
ASSETS
Current assets:
Cash and cash equivalents	8,128,802	8,942,549	1,380,492
Short-term investments	6,119,000	—	—
Prepayments and other current assets	66,209	11,349	1,752
Amount due from related parties	170,592	—	—

Total current assets	14,484,603	8,953,898	1,382,244

Non-current assets:
Investments in subsidiaries, VIEs and VIEs’ subsidiaries	16,563,755	16,480,937	2,544,218
Investment securities	—	103,363	15,956
Intangible assets, net	6,456,198	5,056,644	780,611

Total non-current assets	23,019,953	21,640,944	3,340,785

Total assets	37,504,556	30,594,842	4,723,029

LIABILITIES
Current liabilities:
Accrued expenses and other liabilities	6,489	54,227	8,370

Total liabilities	6,489	54,227	8,370

SHAREHOLDERS’ EQUITY:
Ordinary shares (US$0.00002 par value; 100,000,000,000 shares authorized; 2,237,460,751 Class A ordinary shares issued and 2,208,310,595 outstanding, 556,295,899 Class B ordinary shares issued and 523,407,762 outstanding as of December 31, 2014; 2,313,578,195 Class A ordinary shares issued and 2,287,701,055 outstanding, 480,178,455 Class B ordinary shares issued and 454,289,431 outstanding as of December 31, 2015)	358	358	55
Additional paid-in capital	47,131,172	48,393,126	7,470,611
Statutory reserves	15,009	55,560	8,577
Treasury stock	(4)	(3)	(0)
Accumulated deficit	(9,272,343)	(18,690,910)	(2,885,379)
Accumulated other comprehensive income/(loss)	(376,125)	782,484	120,795

Total shareholders’ equity	37,498,067	30,540,615	4,714,659

Total liabilities and shareholders’ equity	37,504,556	30,594,842	4,723,029

Condensed Statements of Operations and Comprehensive Loss

Condensed Statements of Operations and Comprehensive Loss

	For the year ended December 31,
	2013	2014	2015
	RMB	RMB	RMB	US$ Note 2(f)
Operating expenses
Marketing	—	(915,455)	(1,221,580)	(188,579)
General and administrative	(4,065)	(3,834,699)	(445,095)	(68,711)

Loss from operations	(4,065)	(4,750,154)	(1,666,675)	(257,290)
Equity in loss of subsidiaries, VIEs and VIEs’ subsidiaries	(164,843)	(449,816)	(7,790,292)	(1,202,613)
Interest income	3,987	183,294	143,757	22,192
Others, net	115,022	20,318	(64,806)	(10,004)

Net loss	(49,899)	(4,996,358)	(9,378,016)	(1,447,715)
Preferred shares redemption value accretion	(2,435,366)	(7,957,640)	—	—

Net loss attributable to ordinary shareholders	(2,485,265)	(12,953,998)	(9,378,016)	(1,447,715)

Net loss	(49,899)	(4,996,358)	(9,378,016)	(1,447,715)
Other comprehensive loss:
Foreign currency translation adjustments	(137,921)	(121,612)	1,181,231	182,350
Net change in unrealized gains/(losses) on available-for-sale securities:
Unrealized gains/(losses), nil of tax	96,501	71,286	(238,852)	(36,872)
Reclassification adjustment for (gains)/losses recorded in net income, nil of tax	(73,277)	(57,181)	216,230	33,380

Net unrealized gains/(losses) on available-for-sale securities	23,224	14,105	(22,622)	(3,492)

Total other comprehensive income/(loss)	(114,697)	(107,507)	1,158,609	178,858

Total comprehensive loss	(164,596)	(5,103,865)	(8,219,407)	(1,268,857)

Condensed Statements of Cash Flow

Condensed Statements of Cash Flows

	For the year ended December 31,
	2013	2014	2015
	RMB	RMB	RMB	US$ Note 2(f)

Net cash provided by/(used in) operating activities	(1,209)	101,150	169,018	26,092
Net cash provided by/(used in) investing activities	(5,399,613)	(9,069,394)	579,850	89,513
Net cash provided by financing activities	2,720,076	17,447,655	75,713	11,688
Effect of exchange rate changes on cash and cash equivalents	(51,988)	(363,084)	(10,834)	(1,672)

Net increase/(decrease) in cash and cash equivalents	(2,732,734)	8,116,327	813,747	125,621
Cash and cash equivalents at beginning of year	2,745,209	12,475	8,128,802	1,254,871

Cash and cash equivalents at end of year	12,475	8,128,802	8,942,549	1,380,492